UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-05853


                             HERITAGE INCOME TRUST
                             ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                          RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:
                          CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036



Date of fiscal year end: September 30

Date of reporting period: June 30

ITEM 1. SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----        --------
CORPORATE BONDS
---------------
DOMESTIC
--------
   ADVERTISING
   -----------
     R.H. Donnelley Corporation, 144A, 10.875%, 12/15/12                                 $ 275,000    $       319,688        0.4%
     Sitel Corporation, 9.25%, 03/15/06                                                    450,000            445,500        0.6%
                                                                                                      ---------------  ----------
                                                                                                              765,188        1.0%
   AEROSPACE/DEFENSE
   -----------------
     Alliant Techsystems Inc., 8.5%, 05/15/11                                              425,000            453,688        0.6%
     Argo-Tech Corporation, 9.25%, 06/01/11                                                375,000            406,875        0.5%
     DRS Technologies, Inc., 6.875%, 11/01/13                                              350,000            362,250        0.5%
     L-3 Communications Corporation, 7.625%, 06/15/12                                      250,000            266,250        0.3%
     Moog Inc., 6.25%, 01/15/15                                                            350,000            349,125        0.5%
     Sequa Corporation, 9.0%, 08/01/09                                                     400,000            441,000        0.6%
                                                                                                      ---------------  ----------
                                                                                                            2,279,188        3.0%
   AGRICULTURE
   -----------
     Hines Nurseries, Inc., 10.25%, 10/01/11                                               350,000            360,500        0.5%
                                                                                                      ---------------  ----------

   AIRLINES
   --------
     Airplanes Pass Through Trust, Series "D", 10.875%, 03/15/19 (a) (b)                   493,850                  0        0.0%
     Continental Airlines, Inc., Series "98-3", 7.25%, 11/01/05                            150,000            145,692        0.2%
     Continental Airlines, Inc., Series "981C", 6.541%, 09/15/08                           129,051            115,133        0.2%
                                                                                                      ---------------  ----------
                                                                                                              260,825        0.4%
   APPAREL
   -------
     Levi Strauss & Co., 8.25% FRN, 04/01/12                                               125,000            118,125        0.2%
     Levi Strauss & Co., 12.25%, 12/15/12                                                   65,000             71,012        0.1%
     Levi Strauss & Co., 9.75%, 01/15/15                                                   250,000            248,125        0.3%
                                                                                                      ---------------  ----------
                                                                                                              437,262        0.6%
   AUTO MANUFACTURERS
   ------------------
     Ford Motor Company, 6.625%, 10/01/28                                                   50,000             39,223        0.1%
     Ford Motor Company, 7.45%, 07/16/31                                                   875,000            730,464        1.0%
     General Motors Corporation, 8.375%, 07/15/33                                          175,000            146,125        0.2%
                                                                                                      ---------------  ----------
                                                                                                              915,812        1.3%
   AUTO PARTS & EQUIPMENT
   ----------------------
     Breed Technologies, Inc.,  9.25%, 04/15/08 (a) (b)                                    500,000                  0        0.0%
     Dana Corporation, 7.0%, 03/01/29                                                      200,000            174,721        0.2%
     TRW Automotive Inc., 9.375%, 02/15/13                                                 312,000            345,540        0.5%
                                                                                                      ---------------  ----------
                                                                                                              520,261        0.7%
   BROADCASTING SERVICES/PROGRAMS
   ------------------------------
     Nexstar Finance Holdings, LLC and Nexstar Finance Holdings, Inc., 0.0% to
     04/01/08, 11.375% to maturity (c), 04/01/13                                           125,000             93,906        0.1%
                                                                                                      ---------------  ----------

   BUILDING MATERIALS
   ------------------
     Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (c), 03/01/14         300,000            190,500        0.2%
     Nortek, Inc., 8.5%, 09/01/14                                                          225,000            209,250        0.3%
                                                                                                      ---------------  ----------
                                                                                                              399,750        0.5%
   CHEMICALS
   ---------
     Airgas, Inc., MTN, 7.75%, 09/15/06                                                    250,000            258,125        0.3%
     Applied Extrusion Technologies, Inc., 144A, 12.0%, 03/15/12 (b)                        90,909             90,727        0.1%
     Compass Minerals Group, Inc., 10.0%, 08/15/11                                         250,000            272,500        0.4%
     Equistar Chemicals, LP and Equistar Funding Corporation, 10.625%, 05/01/11            150,000            165,562        0.2%
     FMC Corporation, 10.25%, 11/01/09                                                      50,000             56,312        0.1%
     FMC Corporation, 7.75%, 07/01/11                                                      225,000            247,500        0.3%
     Hercules Inc., 6.75%, 10/15/29                                                        250,000            242,500        0.3%
     ISP Chemco Inc., Series "B", 10.25%, 07/01/11                                         400,000            436,000        0.6%
     Lyondell Chemical Company, 9.5%, 12/15/08                                             150,000            159,562        0.2%
     Millennium America Inc., 9.25%, 06/15/08                                              525,000            568,312        0.7%
     NewMarket Corporation/Ethyl Corporation, 8.875%, 05/01/10                             550,000            569,938        0.7%
     OM Group, Inc., 9.25%, 12/15/11                                                        75,000             75,000        0.1%
     Resolution Performance Products Inc., 13.5%, 11/15/10                                 400,000            430,000        0.6%
                                                                                                      ---------------  ----------
                                                                                                            3,572,038        4.6%

---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          ------        -------
   COMMERCIAL SERVICES
   -------------------
     Allied Security Escrow Corporation, 11.375%, 07/15/11                                 325,000            316,875        0.4%
     Brand Services, Inc., 12.0%, 10/15/12                                                 125,000            133,750        0.2%
     Cadmus Communications Corporation, 8.375%, 06/15/14                                   100,000            102,875        0.1%
     Cenveo Corporation, 9.625%, 03/15/12                                                  175,000            189,000        0.2%
     Cenveo Corporation, 7.875%, 12/01/13                                                  275,000            261,250        0.3%
     Iron Mountain Inc., 8.25%, 07/01/11                                                   200,000            203,000        0.3%
     Iron Mountain Inc., 8.625%, 04/01/13                                                  375,000            388,125        0.5%
     Iron Mountain Inc., 7.75%, 01/15/15                                                   225,000            226,125        0.3%
                                                                                                      ---------------  ----------
                                                                                                            1,821,000        2.3%
   COMPUTERS
   ---------
     Unisys Corporation, 7.875%, 04/01/08                                                   50,000             50,500        0.1%
     Unisys Corporation, 6.875%, 03/15/10                                                  325,000            319,312        0.4%
                                                                                                      ---------------  ----------
                                                                                                              369,812        0.5%
   DIVERSIFIED MANUFACTURER
   ------------------------
     Blount, Inc., 8.875%, 08/01/12                                                        200,000            214,000        0.3%
     KI Holdings Inc., 0.0% to 11/15/09, 9.875% to maturity (c), 11/15/14                  225,000            130,500        0.2%
     Koppers Inc., 9.875%, 10/15/13                                                        250,000            270,000        0.4%
     Park-Ohio Industries, Inc, 144A, 8.375%, 11/15/14                                     225,000            200,812        0.3%
                                                                                                      ---------------  ----------
                                                                                                              815,312        1.2%
   ELECTRIC
   --------
     Allegheny Energy Supply Statutory Trust, 144A, 10.25%, 11/15/07                       475,000            522,500        0.7%
     Calpine Corporation, 8.75%, 07/15/07                                                  375,000            292,500        0.4%
     Calpine Corporation, 144A, 8.5%, 07/15/10                                             500,000            385,000        0.5%
     Calpine Corporation, 144A, 8.75%, 07/15/13                                            400,000            296,000        0.4%
     Edison Mission Energy, 10.0%, 08/15/08                                                325,000            364,812        0.5%
     Edison Mission Energy, 7.73%, 06/15/09                                                700,000            737,625        1.0%
     Edison Mission Energy, 9.875%, 04/15/11                                                25,000             29,281        0.0%
     Mirant Americas Generation, LLC, 7.625%, 05/01/06 (a)                                  75,000             86,812        0.1%
     Mirant Americas Generation, LLC, 9.125%, 05/01/31 (a)                                 575,000            622,438        0.8%
     NRG Energy, Inc., 144A, 8.0%, 12/15/13                                                606,000            639,330        0.8%
     Reliant Energy, Inc., 9.25%, 07/15/10                                                 575,000            626,750        0.8%
     Reliant Energy, Inc., 9.5%, 07/15/13                                                  250,000            277,500        0.4%
     The AES Corporation, 9.5%, 06/01/09                                                   125,000            139,375        0.2%
     The AES Corporation, 9.375%, 09/15/10                                                 250,000            283,125        0.4%
     The AES Corporation, 7.75%, 03/01/14                                                  400,000            434,000        0.6%
                                                                                                      ---------------  ----------
                                                                                                            5,737,048        7.6%
   ELECTRICAL COMPONENTS & EQUIPMENT
   ---------------------------------
     Motors and Gears, Inc., Series "D", 10.75%, 11/15/06                                  300,000            273,000        0.4%
                                                                                                      ---------------  ----------

   ELECTRONICS
   -----------
     Muzak LLC and Muzak Finance Corp, 10.0%, 02/15/09                                     225,000            186,750        0.2%
     Muzak LLC and Muzak Finance Corp, 9.875%, 03/15/09                                    125,000             60,312        0.1%
                                                                                                      ---------------  ----------
                                                                                                              247,062        0.3%
   ENTERTAINMENT
   -------------
     Argosy Gaming Company, 9.0%, 09/01/11                                                  50,000             54,688        0.1%
     Choctaw Resort Development Enterprise, 144A, 7.25%, 11/15/19                          275,000            274,312        0.4%
     Cinemark, Inc., 0.0% to 03/15/09, 9.75% to maturity (c), 03/15/14                     575,000            382,375        0.5%
     Herbst Gaming, Inc., 8.125%, 06/01/12                                                 400,000            424,000        0.6%
     Pinnacle Entertainment, Inc., 8.25%, 03/15/12                                         475,000            494,000        0.6%
     Scientific Games Corporation, 144A, 6.25%, 12/15/12                                   225,000            227,250        0.3%
     Six Flags, Inc., 9.75%, 04/15/13                                                      125,000            117,969        0.2%
     Six Flags, Inc., 9.625%, 06/01/14                                                     250,000            233,750        0.3%
                                                                                                      ---------------  ----------
                                                                                                            2,208,344        3.0%
   ENVIRONMENTAL CONTROL
   ---------------------
     Aleris International, Inc., 10.375%, 10/15/10                                         200,000            219,500        0.3%
     Allied Waste North America, Series "B", 9.25%, 09/01/12                               317,000            342,360        0.4%
     Allied Waste North America, Inc., Series "B", 7.375%, 04/15/14                        350,000            323,750        0.4%
     Allied Waste North America, Inc., 144A, 7.25%, 03/15/15                               150,000            145,125        0.2%
     Safety-Kleen Services, Inc., 9.25%, 06/01/08 (a)                                      500,000              2,005        0.0%
                                                                                                      ---------------  ----------
                                                                                                            1,032,740        1.3%


---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----         ------

   FINANCIAL SERVICES
   ------------------
     Alamosa (Delaware), Inc., 0.0% to 07/31/05, 12.0% to maturity (c), 07/31/09           254,000            280,035        0.4%
     Alamosa (Delaware), Inc., 11.0%, 07/31/10                                             211,000            236,584        0.3%
     Borden U.S. Finance Corporation and Borden Nova Scotia Finance, ULC, 144A, 9.0%,
     07/15/14                                                                              150,000            152,625        0.2%
     Ford Motor Credit Company, 7.875%, 06/15/10                                           275,000            271,756        0.4%
     Ford Motor Credit Company, 7.25%, 10/25/11                                            225,000            216,510        0.3%
     Ford Motor Credit Company, 7.0%, 10/01/13                                             100,000             95,948        0.1%
     General Motors Acceptance Corporation, 6.75%, 12/01/14                                625,000            559,171        0.7%
     General Motors Acceptance Corporation, 8.0%, 11/01/31                                 975,000            870,034        1.1%
     Global Cash Access Holdings, Inc. and Global Cash Finance Corporation, 8.75%,
     03/15/12                                                                              375,000            407,812        0.5%
     Huntsman Advanced Materials LLC, 11.0%, 07/15/10                                      400,000            452,000        0.6%
     Nebco Evans Holding Company, 12.375%, 07/15/07 (a) (b)                                700,000                  0        0.0%
     Rainbow National Services LLC, 144A, 10.375%, 09/01/14                                275,000            316,250        0.4%
                                                                                                      ---------------  ----------
                                                                                                            3,858,725        5.0%
   FOOD
   ----
     Del Monte Corporation, 8.625%, 12/15/12                                               100,000            110,000        0.1%
     Doane Pet Care Company, 9.75%, 05/15/07                                               425,000            413,312        0.5%
     Nutritional Sourcing Corportation, 10.125%, 08/01/09                                   14,532             10,172        0.0%
     Pilgrim's Pride Corporation, 9.25%, 11/15/13                                          225,000            249,750        0.3%
     Pinnacle Foods Holding Corporation, 8.25%, 12/01/13                                   400,000            358,000        0.5%
     Swift & Company, 10.125%, 10/01/09                                                    225,000            245,250        0.3%
                                                                                                      ---------------  ----------
                                                                                                            1,386,484        1.7%
   FOREST PRODUCTS & PAPER
   -----------------------
     Appleton Papers Inc., 8.125%, 06/15/11                                                175,000            170,625        0.2%
     Appleton Papers Inc., Series "B", 9.75%, 06/15/14                                     200,000            193,000        0.3%
     Bowater Inc., 9.5%, 10/15/12                                                          200,000            222,000        0.3%
     Bowater Inc., 6.5%, 06/15/13                                                          175,000            172,812        0.2%
     Buckeye Technologies Inc., 8.0%, 10/15/10                                             425,000            408,000        0.5%
                                                                                                      ---------------  ----------
                                                                                                            1,166,437        1.5%
   HEALTHCARE PRODUCTS
   -------------------
     Medical Device Manufacturing, Inc., Series "B", 10.0%,  07/15/12                      375,000            403,125        0.5%
                                                                                                      ---------------- ----------

   HEALTHCARE SERVICES
   -------------------
     Ameripath, Inc., 10.5%, 04/01/13                                                      400,000            405,000        0.5%
     Community Health Systems, Inc., 6.5%, 12/15/12                                        225,000            228,938        0.3%
     Extendicare Health Services, Inc., 9.5%, 07/01/10                                     200,000            216,000        0.3%
     IASIS Healthcare LLC and IASIS Capital Corporation, 8.75%, 06/15/14                   450,000            488,250        0.6%
     Insight Health Services Corp., Series "B", 9.875%, 11/01/11                           200,000            156,000        0.2%
     National Mentor, Inc., 144A, 9.625%, 12/01/12                                         225,000            236,812        0.3%
     Psychiatric Solutions, Inc., 10.625%, 06/15/13                                        133,000            147,630        0.2%
     Tenet Healthcare Corporation, 6.5%, 06/01/12                                          100,000             95,000        0.1%
     Tenet Healthcare Corporation, 7.375%, 02/01/13                                        525,000            518,438        0.7%
     Tenet Healthcare Corporation, 6.875%, 11/15/31                                        225,000            189,000        0.2%
     Triad Hospitals, Inc., 7.0%, 11/15/13                                                 100,000            102,750        0.1%
                                                                                                      ---------------  ----------
                                                                                                            2,783,818        3.5%
   HOME FURNISHINGS
   ----------------
     Sealy Mattress Company, 8.25%, 06/15/14                                               400,000            404,000        0.5%
                                                                                                      ---------------  ----------

   HOUSEHOLD PRODUCTS
   ------------------
     Playtex Products, Inc., 9.375%, 06/01/11                                              300,000            315,750        0.4%
                                                                                                      ---------------  ----------

   IRON/STEEL
   ----------
     AK Steel Corporation, 7.875%, 02/15/09                                                 75,000             68,250        0.1%

     Republic Technologies International, LLC and RTI Capital Corporation, 13.75%,
     07/15/09(a)(b)                                                                        500,000                  0        0.0%
                                                                                                      ---------------  ----------
                                                                                                               68,250        0.1%
   LEISURE TIME
   ------------
     ICON Health & Fitness, 11.25%, 04/01/12                                               325,000            248,625        0.3%
                                                                                                      ---------------  ----------


---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----         ------

   LODGING
   -------
     Caesars Entertainment, Inc., 8.875%, 09/15/08                                         175,000            195,344        0.3%
     Caesars Entertainment, Inc., 7.875%, 03/15/10                                         375,000            420,000        0.5%
     Caesars Entertainment, Inc., 7.0%, 04/15/13                                           400,000            444,000        0.6%
     MGM Mirage Inc., 9.75%, 06/01/07                                                      350,000            379,312        0.5%
     MGM Mirage Inc., 8.375%, 02/01/11                                                     190,000            207,100        0.3%
     Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12                           425,000            479,188        0.6%
     Station Casinos, Inc., 6.875%, 03/01/16                                               300,000            308,250        0.4%
     Turning Stone Casino Resort Enterprise, 144A, 9.125%, 12/15/10                        400,000            423,000        0.6%
                                                                                                      ---------------  ----------
                                                                                                            2,856,194        3.8%
   MACHINERY
   ---------
     NMHG Holding Co., 10.0%, 05/15/09                                                     125,000            131,250        0.2%
     Terex Corporation, Series "B", 10.375%, 04/01/11                                      425,000            461,125        0.6%
                                                                                                      ---------------  ----------
                                                                                                              592,375        0.8%
   MACHINERY-DIVERSIFIED
   ---------------------
     Flowserve Corporation, 12.25%, 08/15/10                                               425,000            459,000        0.6%
                                                                                                      ---------------  ----------

   METAL FABRICATE/HARDWARE
   ------------------------
     Mueller Group, Inc., 10.0%, 05/01/12                                                  375,000            393,750        0.5%
                                                                                                      ---------------  ----------

   OFFICE FURNISHINGS
   ------------------
     Interface, Inc., 9.5%, 02/01/14                                                       375,000            382,500        0.5%
                                                                                                      ---------------  ----------

   OFFICE/BUSINESS EQUIPMENT
   -------------------------
     General Binding Corporation, 9.375%, 06/01/08                                         200,000            202,000        0.3%
                                                                                                      ---------------  ----------

   OIL & GAS
   ---------
     Chesapeake Energy Corporation, 7.5%, 06/15/14                                         450,000            488,250        0.6%
     Chesapeake Energy Corporation, 144A, 6.625%, 01/15/16                                  50,000             51,625        0.1%
     Cimarex Energy Co./Magnum Hunter Resources, Inc., 9.6%, 03/15/12                      520,000            577,200        0.8%
     Forest Oil Corporation, 8.0%, 12/15/11                                                600,000            661,500        0.9%
     Plains Exploration & Production Company, Series "B", 8.75%, 07/01/12                   90,000             97,650        0.1%
     Stone Energy Corporation, 8.25%, 12/15/11                                             325,000            340,438        0.4%
     Stone Energy Corporation, 6.75%, 12/15/14                                              75,000             72,938        0.1%
     Swift Energy Company, 9.375%, 05/01/12                                                125,000            134,688        0.2%
     Vintage Petroleum, Inc., 7.875%, 05/15/11                                             375,000            395,625        0.5%
                                                                                                      ---------------  ----------
                                                                                                            2,819,914        3.7%
   OIL & GAS SERVICES
   ------------------
     Key Energy Services, Inc., 6.375%, 05/01/13                                           250,000            251,250        0.3%
                                                                                                      ---------------  ----------

   PACKAGING & CONTAINERS
   ----------------------
     Anchor Glass Container Corporation, 11.0%, 02/15/13                                   375,000            292,500        0.4%
     Berry Plastics Corporation, 10.75%, 07/15/12                                          350,000            381,938        0.5%
     Jefferson Smurfit Corporation (U.S.), 8.25%, 10/01/12                                 475,000            477,375        0.6%
     Owens-Brockway Glass Container Inc., 7.75%, 05/15/11                                   25,000             26,562        0.0%
     Plastipak Holdings, Inc., 10.75%, 09/01/11                                            375,000            413,438        0.5%
     Pliant Corporation, 11.125%, 09/01/09                                                 175,000            170,625        0.2%
     Radnor Holdings Corporation, 11.0%, 03/15/10                                          350,000            238,875        0.3%
     Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12                           125,000            126,250        0.2%
     Tekni-Plex, Inc., Series "B", 12.75%, 06/15/10                                         50,000             34,250        0.0%
     Tekni-Plex, Inc., 144A, 8.75%, 11/15/13                                               350,000            310,625        0.4%
                                                                                                      ---------------  ----------
                                                                                                            2,472,438        3.1%
   PHARMACEUTICALS
   ---------------
     aaiPharma Inc., 11.0%, 04/01/10 (a)                                                   200,000            105,000        0.1%
                                                                                                      ---------------  ----------

   PIPELINES
   ---------
     Dynegy Holdings Inc., 7.125%, 05/15/18                                              1,250,000          1,190,625        1.6%
     Dynegy Holdings Inc., 7.625%, 10/15/26                                                300,000            285,750        0.4%
     El Paso Corporation, 7.875%, 06/15/12                                                 375,000            386,250        0.5%
     El Paso Corporation, MTN, 7.8%, 08/01/31                                              525,000            510,562        0.7%
     El Paso Corporation, MTN, 7.75%, 01/15/32                                             725,000            706,875        0.9%
     The Williams Companies, Inc., 7.625%, 07/15/19                                        125,000            140,625        0.2%


---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----         -------
     The Williams Companies, Inc., 7.875%, 09/01/21                                        750,000            853,125        1.1%
     The Williams Companies, Inc., 8.75%, 03/15/32                                         500,000            600,625        0.8%
                                                                                                      ---------------  ----------
                                                                                                            4,674,437        6.2%
   PRINTING & PUBLISHING
   ---------------------
     CBD Media Holdings LLC and CBD Holdings Finance, Inc., 9.25%, 07/15/12                400,000            405,000        0.5%
     Dex Media East LLC and Dex Media East Finance Company, 9.875%, 11/15/09               250,000            275,625        0.4%
     Dex Media West LLC and Dex Media Finance Company, Series "B", 9.875%, 08/15/13        100,000            114,000        0.1%
     Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (c),  11/15/13                    700,000            563,500        0.7%
                                                                                                      ---------------  ----------
                                                                                                            1,358,125        1.7%
   REAL ESTATE
   -----------
     CB Richard Ellis Services, Inc., 9.75%, 05/15/10                                      162,000            179,820        0.2%
                                                                                                      ---------------  ----------

   REITS
   -----
     FelCor Lodging LP, 8.5%, 06/01/11                                                     350,000            382,375        0.5%
     Host Marriott, LP, Series "I", 9.5%, 01/15/07                                         200,000            212,000        0.3%
     Host Marriott, LP, 144A, 6.375%, 03/15/15                                             500,000            495,000        0.6%
     Meristar Hospitality Corporation, 9.125%, 01/15/11                                    250,000            262,500        0.3%
     MeriStar Hospitality Operating Partnership, LP and MeriStar Hospitality Finance
     Corp 10.5%, 06/15/09                                                                  150,000            160,500        0.2%
     Omega Healthcare Investors, Inc., 7.0%, 04/01/14                                      400,000            403,000        0.5%
                                                                                                      ---------------  ----------
                                                                                                            1,915,375        2.4%
   RETAIL
   ------
     Carrols Corporation, 144A, 9.0%, 01/15/13                                             225,000            227,812        0.3%
     Finlay Fine Jewelry Corporation, 8.375%, 06/01/12                                     150,000            135,188        0.2%
     Friendly Ice Cream Corporation, 8.375%, 06/15/12                                      200,000            194,000        0.3%
     Home Interiors & Gifts, Inc., 10.125%, 06/01/08                                       525,000            338,625        0.4%
     Rite Aid Corporation, 11.25%, 07/01/08                                                125,000            132,031        0.2%
     Saks Inc., 9.875%, 10/01/11                                                           100,000            108,250        0.1%
     Saks Inc., 7.375%, 02/15/19                                                           125,000            125,000        0.2%
                                                                                                      ---------------  ----------
                                                                                                            1,260,906        1.7%
   SEMICONDUCTOR EQUIPMENT
   -----------------------
     Amkor Technology, Inc., 9.25%, 02/15/08                                                25,000             24,000        0.0%
     Amkor Technology, Inc. 10.5%, 05/01/09                                                325,000            280,312        0.4%
     Amkor Technology, Inc., 7.125%, 03/15/11                                              125,000            108,125        0.1%
                                                                                                      ---------------  ----------
                                                                                                              412,437        0.5%
   TELECOMMUNICATIONS
   ------------------
     American Tower Escrow Corporation, Zero Coupon, 08/01/08                              100,000             76,750        0.1%
     AT&T Corp., 9.75%, 11/15/31                                                           375,000            487,969        0.6%
     Centennial Cellular Operating Co. LLC and Centennial Communications Corp.,
     10.125%, 06/15/13                                                                     450,000            508,500        0.7%
     Insight Midwest, LP and Insight Capital, Inc., 9.75%, 10/01/09                        425,000            440,406        0.6%
     Lucent Technologies Inc., 6.45%, 03/15/29                                           1,025,000            917,375        1.2%
     MCI, Inc., 8.735%, 05/01/2014                                                         360,000            403,650        0.5%
     Nextel Communications, Inc., 6.875%, 10/31/13                                          50,000             53,438        0.1%
     Nextel Communications, Inc., 7.375%, 08/01/15                                       1,100,000          1,188,000        1.5%
     Qwest Corporation, 144A, 8.875%, 03/15/12                                             375,000            407,812        0.5%
     Qwest Services Corporation, 13.5%, 12/15/10                                           500,000            577,500        0.8%
     Qwest Services Corporation, 14.0%, 12/15/14                                           768,000            931,200        1.2%
     SBA Communications Corporation, 8.5%, 12/01/12                                        125,000            134,688        0.2%
     SBA Telecommunications, Inc. and SBA Communications Corporation, 0.0% to
     12/15/07, 9.75% to maturity(c), 12/15/11                                              254,000            233,680        0.3%
     UbiquiTel Operating Company, 9.875%, 03/01/11                                         400,000            439,000        0.6%
     US Unwired Inc., Series "B", 10.0%, 06/15/12                                          350,000            389,375        0.5%
     World Access, Inc., 13.25%, 01/15/08 (a)                                              500,000             20,000        0.0%
     Zeus Special Subsidiary Ltd. and Intelsat, Ltd., 144A, 0.0% to 02/01/10,
     9.25% to maturity (c), 02/01/15                                                       225,000            150,188        0.2%
     to maturity (c) 02/01/15
                                                                                                      ---------------  ----------
                                                                                                            7,359,531        9.6%
   TELEVISION, CABLE & RADIO
   -------------------------
     Cablevision Systems Corporation, Series "B", 7.89% FRN, 04/01/09                      200,000            200,500        0.3%

---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----         ------
     Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corporation, 8.625%, 04/01/09                                                  50,000             37,125        0.0%
     Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corporation, 10.75, 10/01/09                                                  175,000            135,188        0.2%
     Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corporation, 0.0% to 01/15/05, 11.75% to maturity (c) 11/15/10                800,000            628,000        0.8%
     Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corporation, 0.0% to 01/15/06, 13.5% to maturity (c), 01/15/11                150,000            114,750        0.1%
     Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corporation, 10.0%, 05/15/11                                                  575,000            419,750        0.5%
     Charter Comm. Holdings Company, LLC and Charter Communications Holdings
     Capital Corporation, 0.0% to 05/15/06, 11.75% to maturity (c) 05/15/11                225,000            149,062        0.2%
     Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corporation, 0.0% to 01/15/07, 12.125% to maturity (c), 11/15/12              100,000             57,750        0.1%
     CSC Holdings, Inc., 10.5%, 05/15/16                                                   500,000            537,500        0.7%
     DirecTV Holdings LLC and DirectTV Financing Co., Inc., 8.375%, 03/15/13               195,000            215,962        0.3%
     LodgeNet Entertainment Corporation, 9.5%, 06/15/13                                    450,000            490,500        0.6%
     Mediacom Broadband LLC, 11.0%, 07/15/13                                               450,000            487,125        0.6%
     NextMedia Operating, Inc., 10.75%, 07/01/11                                           350,000            380,188        0.5%
     Radio One, Inc., Series "B", 8.875%, 07/01/11                                         275,000            295,281        0.4%
     Young Broadcasting Inc., 10.0%, 03/01/11                                              400,000            380,000        0.5%
                                                                                                      ---------------  ----------
                                                                                                            4,528,681        5.8%
   TEXTILES
   --------
     Simmons Bedding Company, 7.875%, 01/15/14                                             250,000            215,000        0.3%
                                                                                                      ---------------  ----------

   TRANSPORTATION
   --------------
     Horizon Lines, LLC, 144A, 9.0%, 11/01/12                                              150,000            157,125        0.2%
     The Holt Group, Inc., 9.75%, 01/15/06 (a) (b)                                         500,000                  0        0.0%
                                                                                                      ---------------  ----------
                                                                                                              157,125        0.2%
                                                                                                      ---------------  ----------
Total Domestic  (cost $66,400,251)                                                                         65,340,120       85.1%

FOREIGN (d)
-----------
   CHEMICALS
   ---------
     Acetex Corporation, 10.875%, 08/01/09                                                 625,000            656,250        0.9%
     Methanex Corporation, 8.75%, 08/15/12                                                 300,000            343,125        0.4%
     Rhodia SA, 10.25%, 06/01/10                                                            50,000             53,625        0.1%
     Rhodia SA, 7.625%, 06/01/10                                                           225,000            218,250        0.3%
     Rhodia SA, 8.875%, 06/01/11                                                           300,000            288,750        0.4%
                                                                                                      ---------------  ----------
                                                                                                            1,560,000        2.1%
   COMPUTERS
   ---------
     Seagate Technology HDD Holdings, 8.0%, 05/15/09                                       425,000            452,094        0.6%
                                                                                                      ---------------  ----------

   DIVERSIFIED MANUFACTURER
   ------------------------
     Invensys PLC, 144A, 9.875%, 03/15/11                                                  225,000            214,875        0.3%
                                                                                                      ---------------  ----------

   FINANCIAL SERVICES
   ------------------
     BCP Crystal US Holdings Corp., 9.625%, 06/15/14                                       358,000            400,960        0.5%
     General Motors Acceptance Corporation, 6.0%, 07/03/08                                 125,000            147,733        0.2%
                                                                                                      ---------------  ----------
                                                                                                              548,693        0.7%
   FOREST PRODUCTS & PAPER
   -----------------------
     Abitibi-Consolidated Inc., 8.55%, 08/01/10                                            100,000            104,250        0.1%
     Abitibi-Consolidated Inc., 8.85%, 08/01/30                                            255,000            244,162        0.3%
     Norske Skog Canada Ltd., Series "D", 8.625%, 06/15/11                                 400,000            412,500        0.5%
                                                                                                      ---------------  ----------
                                                                                                              760,912        0.9%
   HOLDING COMPANIES
   -----------------
     JSG Funding PLC, 9.625%, 10/01/12                                                     410,000            410,000        0.5%
                                                                                                      ---------------  ----------

   PHARMACEUTICALS
   ---------------
     Herbalife Ltd. and WH Capital Corporation, 9.5%, 04/01/11                             300,000            321,000        0.4%
                                                                                                      ---------------  ----------


---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----         ------
   PRINTING & PUBLISHING
   ---------------------
     Yell Finance BV, 10.75%, 08/01/11                                                     341,000            375,952        0.5%
                                                                                                      ---------------  ----------

   RETAIL
   ------
     The Jean Coutu Group (PJC) Inc., 8.5%, 08/01/14                                       225,000            222,188        0.3%
                                                                                                      ---------------  ----------

   TELECOMMUNICATIONS
   ------------------
     Intelsat (Bermuda), Ltd., 144A, 7.805% FRN, 01/15/12                                  150,000            152,625        0.2%
                                                                                                      ---------------  ----------
Total Foreign (cost $4,958,628)                                                                             5,018,339        6.5%
                                                                                                      ---------------  ----------
Total Corporate Bonds (cost $71,358,879)                                                                   70,358,459       91.6%

CONVERTIBLE BONDS
-----------------
   TELECOMMUNICATIONS
   ------------------
     American Tower Corporation, 5.0%, 02/15/10                                            125,000            123,750        0.2%
                                                                                                      ---------------  ----------
Total Convertible Bonds (cost $63,451)                                                                        123,750 #      0.2%

                                                                                            SHARES         VALUE
WARRANTS, COMMON & PREFERRED STOCKS
-----------------------------------
     Alamosa Holdings, Inc., Series "B", 7.5% (Convertible Preferred)                          645            665,721        0.9%
     American Tower Corporation, 08/01/08  (Warrants)                                          100             29,586        0.0%
     Applied Extrusion Technologies, Inc. (Common Stock) (b)*                                8,658            201,591        0.3%
     Axiohm Transaction Solutions, Inc. (Common Stock) (b)                                   4,056                  0        0.0%
     Brown Jordan International, Inc., 08/15/07 (Warrants) (b)                                 250                  2        0.0%
     ContinentalAFA Dispensing Company (Common Stock) (b)                                   17,241             94,826        0.1%
     Leap Wireless International, Inc., 04/15/10  (Warrants) (b)                               200                  0        0.0%
     Liberty Global, Inc., Class "A" (Common Stock)*                                        13,142            613,350        0.8%
     Mattress Discounters Corporation, 07/15/07  (Warrants) (b)                                250                  0        0.0%
     Mattress Discounters Corporation (Common Stock) (b)                                     3,747                  0        0.0%
     NTL Inc. (Common Stock)*                                                                8,123            555,776        0.7%
     SpectraSite, Inc. (Common Stock)*                                                       6,034            449,111        0.6%
     TCR Holding Corporation, Class "B" (Preferred Stock) (b)                                  602                  1        0.0%
     TCR Holding Corporation, Class "C" (Preferred Stock) (b)                                  331                  0        0.0%
     TCR Holding Corporation, Class "E" (Preferred Stock) (b)                                1,807                  2        0.0%
     TCR Holding Corporation, Class "D" (Preferred Stock) (b)                                  873                  1        0.0%
     Telewest Global, Inc. (Common Stock)*                                                  15,587            355,072        0.5%
     UbiquiTel Inc., 04/15/10  (Warrants) (b)                                                  375                  4        0.0%
     World Access, Inc. (Common Stock)*                                                      1,571                  2        0.0%
                                                                                                      ---------------  ----------
Total Warrants, Common & Preferred Stocks (cost $2,927,727)                                                 2,965,045        3.9%
Total Investment Portfolio excluding repurchase
    agreement (cost $74,350,057)                                                                           73,447,254       95.7%
                                                                                                      ---------------  ----------

REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
June 30, 2005 @ 2.75% to be
repurchased at $2,366,181 on
July 1, 2005, collateralized by
$2,375,000 United States Treasury Notes,
4.0% due November 15, 2012, (market value
$2,417,305 including interest)
 (cost $2,366,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              2,366,000        3.1%
                                                                                                      ---------------  ----------
TOTAL INVESTMENT PORTFOLIO (COST $76,716,057) (E)                                                          75,813,254       98.8%
OTHER ASSETS AND LIABILITIES, NET,                                                                            895,117        1.2%
                                                                                                      ---------------  ----------
NET ASSETS                                                                                            $    76,708,371      100.0%
                                                                                                      ===============  ==========
                                                                                                      ===============  ==========

-------
* Non-income producing security.

(a) Bond is in default.
(b) Securities are fair valued according to procedures adopted by the Board of Trustees.
(c) Bonds reset to applicable coupon rate at a future date.
(d) U.S. dollar denominated.
(e) The aggregate identified cost for federal income tax

---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           PRINCIPAL                     % OF NET
                                                                                            AMOUNT          VALUE         ASSETS
                                                                                            ------          -----         ------
    net unrealized depreciation of $902,803 which consists
    of aggregate gross unrealized appreciation for all
    securities in which there is an excess of market value over tax cost of $5,297,084 and aggregate gross unrealized
    depreciation for all securities in which there is an excess of tax cost over market value of $6,199,887.

144A-Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Some 144A securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

FRN - Floating Rate Notes reset their interest rate on a semiannually or quarterly basis.
MTN - Medium Term Note


---------------------------------------------------------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST - INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                                 JUNE 30, 2005
                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      PRINCIPAL   MATURITY                    % OF NET
                                                                      AMOUNT      DATE            VALUE         ASSETS
                                                                      ------      ----            -----         ------
U.S. GOVERNMENT AND U.S. GOVERNMENT-SPONSORED ENTERPRISES
---------------------------------------------------------
  U.S. TREASURIES
  ---------------
      U.S. Treasury Notes, 3.25%                                      $1,000,000  08/15/07   $    991,914         3.7%
      U.S. Treasury Notes, 3.375%                                      3,000,000  09/15/09      2,962,617        11.1%
      U.S. Treasury Notes, 3.5%                                        2,000,000  02/15/10      1,982,031         7.4%
      U.S. Treasury Notes, 4.0%                                        1,000,000  02/15/15      1,005,391         3.7%
      U.S. Treasury Notes, 4.125%                                      1,000,000  05/15/15      1,016,406         3.8%
                                                                                             -------------   ----------
      Total U.S. Treasuries (cost $7,943,524).......................                            7,958,359        29.7%
                                                                                             -------------   ----------
  U.S. GOVERNMENT-SPONSORED ENTERPRISES
  -------------------------------------

    FEDERAL HOME LOAN BANK
    ----------------------
      Federal Home Loan Bank, 1.875%                                   2,000,000  06/15/06      1,964,740         7.4%
                                                                                             -------------   ----------

    FEDERAL HOME LOAN MORTGAGE CORPORATION
    --------------------------------------
      Freddie Mac, 3.5%                                                2,500,000  09/15/07      2,484,648         9.3%
      Freddie Mac, 4.125%                                              2,000,000  07/12/10      2,006,546         7.5%
      POOL #C47218, 30 year Pass-Through, 7.5%                           143,728  02/01/31        153,899         0.6%
                                                                                             -------------   ----------
                                                                                                4,645,093        17.4%
                                                                                             -------------   ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    -------------------------------------
      Fannie Mae,  3.25%                                               1,000,000  01/15/08        986,238         3.7%
      POOL #625185, 30 year Pass-Through, 6.5%                           272,284  02/01/32        282,437         1.1%
      POOL #750739, 30 year Pass-Through, 6.0%                        2,669,406  11/01/33      2,737,754        10.3%
      POOL #762203, 30 year Pass-Through, 5.5%                         2,166,938  12/01/33      2,198,569         8.2%
      POOL #762711, 30 year Pass-Through, 5.5%                         1,616,972  02/01/34      1,640,575         6.1%
      CMO 2004-94 HF, 3.61% Floater (Cap 7%) (b)                         961,671  10/25/34        962,082         3.6%
      CMO 2004-90 GF, 3.61% Floater (Cap 7%) (b)                         962,085  11/25/34        962,499         3.6%
      CMO 2004-91 HF, 3.61% Floater (Cap 7%) (b)                         961,846  11/25/34        962,265         3.6%
                                                                                             -------------   ----------
                                                                                               10,732,419        40.2%
                                                                                             -------------   ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    ----------------------------------------
      POOL #450456, 30 year Pass-Through, 7.0%                           483,904  01/15/28        512,338         1.9%
      POOL #572852, 30 year Pass-Through, 6.5%                           275,580  01/15/32        288,119         1.1%
                                                                                             -------------
                                                                                                  800,457         3.0%
                                                                                             -------------   ----------
      Total U.S. Government-Sponsored Enterprises
      (cost $18,226,714)............................................                           18,142,709        68.0%
                                                                                             -------------   ----------
      Total U.S. Government and U.S. Government-Sponsored
      Enterprises (cost $26,170,238)................................                          $ 26,101,068        97.7%
                                                                                             -------------   ----------

REPURCHASE AGREEMENT
--------------------

Repurchase Agreement with State Street
Bank and Trust Company, dated
June 30, 2005 @ 2.75% to be
repurchased at $606,046 on
July 1, 2005, collateralized by
$600,000 United States Treasury Notes,
4.25% due August 15, 2014,
(market value $624,885 including interest)
(cost $606,000) . . . . . . . . . . . . . . . . . . . . . . . . . .                              606,000          2.3%
                                                                                             -------------   ----------
TOTAL INVESTMENT PORTFOLIO (COST $26,776,238) (a)                                             26,707,068        100.0%
                                                                                             -------------   ----------
OTHER ASSETS AND LIABILITIES, NET,                                                                 1,444          0.0%
                                                                                             -------------   ----------
NET ASSETS                                                                                   $26,708,512        100.0%
                                                                                             =============   ==========

--------

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $69,170 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $135,812 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $204,982.

(b) Collateralized Mortgage Obligations (CMO) with floating rates that reset monthly at the Libor rate plus 30 basis points (0.3%).

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          HERITAGE INCOME TRUST
Date:  August 26, 2005

                                          /s/ K.C. CLARK
                                          -----------------------------------
                                          K.C. Clark
                                          Executive Vice President and
                                          Principal Executive Officer




       Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 26, 2005

                                          /s/ K.C. CLARK
                                          -----------------------------------
                                          K.C. Clark
                                          Executive Vice President and
                                          Principal Executive Officer


Date:  August 26, 2005

                                          /s/ ANDREA N. MULLINS
                                          -----------------------------------
                                          Andrea N. Mullins
                                          Principal Financial Officer